UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

May 31, 2015

1.9862233.100

T12-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 93.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 9.8%
Automobiles – 0.6%
General Motors Co. 5.20% 4/1/45	$200,000	$203,075

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	12,000	12,057

Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp. 6.30% 3/1/38	200,000	244,441

Household Durables – 2.1%
DR Horton, Inc. 3.75% 3/1/19	425,000	427,125
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	258,825

		685,950

Media – 6.3%
Comcast Corp. 4.50% 1/15/43	306,000	310,424
Discovery Communications LLC 4.875% 4/1/43	255,000	240,056
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 10/1/20	323,000	328,249
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	86,344
5.85% 5/1/17	765,000	821,252
6.20% 3/15/40	221,000	260,576

		2,046,901

TOTAL CONSUMER DISCRETIONARY		3,192,424

CONSUMER STAPLES – 2.1%
Beverages – 1.9%
Constellation Brands, Inc. 3.75% 5/1/21	425,000	427,656
PepsiCo, Inc. 4.25% 10/22/44	200,000	200,036

		627,692

Food Products – 0.2%
The JM Smucker Co. 2.50% 3/15/20 (a)	47,000	47,357

TOTAL CONSUMER STAPLES		675,049

ENERGY – 16.9%
Energy Equipment & Services – 2.7%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	400,000	332,000
El Paso Pipeline Partners Operating Co. LLC 5.00% 10/1/21	238,000	255,763
Ensco PLC:
5.20% 3/15/25	16,000	16,462
5.75% 10/1/44	16,000	15,346
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	248,763

		868,334

	Principal Amount	Value
Oil, Gas & Consumable Fuels – 14.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	$374,000	$413,052
Canadian Natural Resources Ltd. 3.90% 2/1/25	72,000	72,633
Cenovus Energy, Inc. 5.70% 10/15/19	27,000	30,325
Chesapeake Energy Corp. 6.125% 2/15/21	289,000	294,058
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP:
1.70% 5/1/18 (a)	160,000	160,589
2.45% 5/1/20 (a)	30,000	30,262
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	254,431
Noble Energy, Inc. 5.05% 11/15/44	200,000	200,034
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	306,000	307,224
5.375% 1/27/21	306,000	298,503
Petroleos Mexicanos:
5.50% 6/27/44	200,000	194,800
5.625% 1/23/46 (a)	165,000	163,086
6.00% 3/5/20	374,000	422,545
Phillips 66 Co. 4.875% 11/15/44	170,000	170,293
Shell International Finance BV:
3.25% 5/11/25	200,000	202,411
4.125% 5/11/35	200,000	200,980
Southwestern Energy Co. 4.95% 1/23/25	100,000	103,663
Talisman Energy, Inc. 5.50% 5/15/42	238,000	225,263
The Williams Companies., Inc. 5.75% 6/24/44	255,000	258,632
Weatherford International Ltd. 5.95% 4/15/42	221,000	199,221
Williams Partners LP 3.35% 8/15/22	425,000	415,185

		4,617,190

TOTAL ENERGY		5,485,524

FINANCIALS – 46.9%
Banks – 16.0%
Bank of America Corp.:
4.125% 1/22/24	425,000	444,701
4.20% 8/26/24	255,000	258,538
4.25% 10/22/26	40,000	40,167
6.00% 9/1/17	510,000	557,104
Barclays PLC 2.75% 11/8/19	200,000	202,134
BPCE S.A. 5.15% 7/21/24 (a)	224,000	234,770
CIT Group, Inc. 3.875% 2/19/19	425,000	426,063
Citigroup, Inc. 5.30% 5/6/44	255,000	274,453
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/1/23	256,000	271,536

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Discover Bank 3.20% 8/9/21	$256,000	$255,267
Fifth Third Bancorp 8.25% 3/1/38	170,000	247,292
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	302,109
4.95% 6/1/45	200,000	202,233
Regions Bank 7.50% 5/15/18	512,000	590,517
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	240,000	246,379
6.00% 12/19/23	408,000	442,037
Wells Fargo & Co. 4.65% 11/4/44	200,000	200,035

		5,195,335

Capital Markets – 4.1%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	629,000	638,426
3.85% 7/8/24	255,000	259,834
Morgan Stanley 4.875% 11/1/22	408,000	439,555

		1,337,815

Consumer Finance – 7.4%
Ally Financial, Inc. 4.75% 9/10/18	408,000	422,280
Discover Financial Services 5.20% 4/27/22	391,000	427,719
Ford Motor Credit Co. LLC:
3.00% 6/12/17	384,000	393,800
5.875% 8/2/21	352,000	407,673
Synchrony Financial:
1.875% 8/15/17	255,000	255,911
3.00% 8/15/19	255,000	259,546
3.75% 8/15/21	255,000	261,218

		2,428,147

Diversified Financial Services – 4.3%
Aon PLC 4.75% 5/15/45	161,000	162,824
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45 (a)	215,000	204,394
BP Capital Markets PLC 3.561% 11/1/21	255,000	268,828
McGraw Hill Financial, Inc. 4.00% 6/15/25 (a)	162,000	163,598
Moody’s Corp. 4.50% 9/1/22	408,000	439,465
The Goldman Sachs Group, Inc. 3.75% 5/22/25	150,000	151,124

		1,390,233

Insurance – 5.2%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	419,288
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	251,967
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	56,477

	Principal Amount	Value
Pacific LifeCorp. 5.125% 1/30/43 (a)	$306,000	$328,539
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	34,234
Unum Group 4.00% 3/15/24	255,000	264,312
Voya Financial, Inc.:
5.50% 7/15/22	221,000	252,540
5.70% 7/15/43	64,000	75,451

		1,682,808

Real Estate Investment Trusts (REITs) – 3.7%
DDR Corp.:
3.50% 1/15/21	255,000	262,681
7.50% 4/1/17	374,000	412,533
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	258,489
Lexington Realty Trust 4.40% 6/15/24	255,000	260,107

		1,193,810

Real Estate Management & Development – 6.2%
BioMed Realty LP 2.625% 5/1/19	429,000	430,708
Corporate Office Properties LP 3.70% 6/15/21	425,000	424,305
Essex Portfolio LP 5.50% 3/15/17	391,000	419,113
Liberty Property LP 4.40% 2/15/24	238,000	249,595
Mack-Cali Realty LP 4.50% 4/18/22	255,000	254,837
Ventas Realty LP 3.75% 5/1/24	255,000	257,486

		2,036,044

TOTAL FINANCIALS		15,264,192

HEALTH CARE – 1.3%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson & Co.:
3.734% 12/15/24	134,000	136,705
4.685% 12/15/44	12,000	12,165

		148,870

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	84,941

Pharmaceuticals – 0.6%
AbbVie, Inc. 3.20% 11/6/22	32,000	32,087
Actavis Funding SCS 4.55% 3/15/35	157,000	154,999

		187,086

TOTAL HEALTH CARE		420,897

INDUSTRIALS – 1.3%
Trading Companies & Distributors – 1.3%
Air Lease Corp. 3.875% 4/1/21	425,000	437,750

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – 2.0%
IT Services – 1.3%
Xerox Corp. 2.95% 3/15/17	$408,000	$419,297

Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc. 5.45% 3/15/43	255,000	222,549

TOTAL INFORMATION TECHNOLOGY		641,846

MATERIALS – 0.9%
Chemicals – 0.7%
Monsanto Co. 4.20% 7/15/34	255,000	244,345

Metals & Mining – 0.2%
Anglo American Capital PLC 3.625% 5/14/20 (a)	32,000	32,229
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	28,000	28,038

		60,267

TOTAL MATERIALS		304,612

TELECOMMUNICATION SERVICES – 4.8%
Diversified Telecommunication Services – 4.0%
AT&T, Inc.:
3.40% 5/15/25	300,000	290,659
4.50% 5/15/35	115,000	108,569
4.75% 5/15/46	62,000	58,741
5.55% 8/15/41	221,000	233,003
Verizon Communications, Inc.:
6.40% 9/15/33	204,000	240,720
6.55% 9/15/43	300,000	362,745

		1,294,437

Media – 0.8%
21st Century Fox America, Inc. 6.15% 2/15/41	221,000	265,188

TOTAL TELECOMMUNICATION SERVICES		1,559,625

UTILITIES – 7.3%
Electric Utilities – 3.7%
American Electric Power Co., Inc. 2.95% 12/15/22	255,000	252,989
Duke Energy Indiana, Inc. 4.90% 7/15/43	221,000	246,964
FirstEnergy Corp. 2.75% 3/15/18	629,000	641,333
Puget Energy, Inc. 3.65% 5/15/25 (a)	78,000	78,465

		1,219,751

Multi-Utilities – 3.6%
Berkshire Hathaway Energy Co. 1.10% 5/15/17	400,000	399,752
DPL, Inc. 7.25% 10/15/21	306,000	333,157

	Principal Amount	Value
Sempra Energy 6.15% 6/15/18	$374,000	$422,396

		1,155,305

TOTAL UTILITIES		2,375,056

TOTAL NONCONVERTIBLE BONDS (Cost $30,464,407)		30,356,975

Municipal Securities – 1.4%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $465,493)	425,000	461,338

Foreign Government and Government Agency Obligations – 1.2%

Banco Nacional de Desenvolvimento Economico e Social 4.00% 4/14/19 (a) (Cost $384,000)	384,000	390,125

U.S. Treasury Obligations – 0.7%

U.S. Treasury Bonds 3.625% 2/15/44 (Cost $238,513)	195,500	223,817

Money Market Funds – 2.7%
	Shares
Fidelity Cash Central Fund, 0.15% (c) (Cost $896,736)	896,736	896,736

TOTAL INVESTMENT PORTFOLIO – 99.3% (Cost $32,449,149)		32,328,991

NET OTHER ASSETS (LIABILITIES) – 0.7%		215,931

NET ASSETS – 100%		$32,544,922

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,221,891 or 6.8% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Quarterly Report	4

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$862

Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$30,356,975	$—	$30,356,975	$—
Municipal Securities	461,338	—	461,338	—
Foreign Government and Government Agency Obligations	390,125	—	390,125	—
U.S. Treasury Obligations	223,817	—	223,817	—
Money Market Funds	896,736	896,736	—	—

Total Investments in Securities:	$32,328,991	$896,736	$31,432,255	$—

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $32,449,149. Net unrealized depreciation aggregated $120,158, of which $279,974 related to appreciated investment securities and $400,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

May 31, 2015

1.9862237.100

T13-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 70.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 6.0%
Automobiles – 2.0%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$150,000	$150,107
1.875% 1/11/18 (a)	302,000	304,108
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	201,348
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	253,896

		909,459

Hotels, Restaurants & Leisure – 0.9%
McDonald’s Corp. 2.20% 5/26/20	300,000	299,425
Starbucks Corp. 0.875% 12/5/16	82,000	82,053

		381,478

Household Durables – 0.3%
DR Horton, Inc. 3.75% 3/1/19	154,000	154,770

Media – 2.8%
Cox Communications, Inc. 6.25% 6/1/18 (a)	206,000	232,505
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
1.75% 1/15/18	28,000	27,964
2.40% 3/15/17	48,000	48,713
Discovery Communications LLC 5.05% 6/1/20	80,000	88,844
The Walt Disney Co. 1.85% 5/30/19	283,000	285,059
Time Warner Cable, Inc. 5.85% 5/1/17	106,000	113,794
Time Warner, Inc. 2.10% 6/1/19	326,000	325,245
Viacom, Inc. 2.20% 4/1/19	150,000	149,447

		1,271,571

TOTAL CONSUMER DISCRETIONARY		2,717,278

CONSUMER STAPLES – 5.7%
Beverages – 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	313,000	316,463
Heineken N.V. 1.40% 10/1/17 (a)	126,000	126,281

		442,744

Food & Staples Retailing – 1.7%
CVS Health Corp. 2.25% 12/5/2018 to 8/12/2019	573,000	581,367
Kroger Co. 2.30% 1/15/19	182,000	184,004

		765,371

Food Products – 2.4%
ConAgra Foods, Inc. 2.10% 3/15/18	182,000	182,221
General Mills, Inc.:
1.40% 10/20/17	64,000	64,041
2.20% 10/21/19	32,000	32,159

	Principal Amount	Value
The JM Smucker Co.:
1.75% 3/15/18 (a)	$158,000	$158,169
2.50% 3/15/20 (a)	269,000	271,044
Tyson Foods, Inc. 2.65% 8/15/19	364,000	370,831

		1,078,465

Tobacco – 0.6%
Philip Morris International, Inc.:
1.125% 8/21/17	56,000	56,089
1.875% 1/15/19	250,000	250,558

		306,647

TOTAL CONSUMER STAPLES		2,593,227

ENERGY – 5.1%
Energy Equipment & Services – 0.3%
Cameron International Corp. 6.375% 7/15/18	42,000	46,901
Noble Holding International Ltd.:
2.50% 3/15/17	64,000	64,080
4.00% 3/16/18	9,000	9,243
4.90% 8/1/20	44,000	44,940

		165,164

Oil, Gas & Consumable Fuels – 4.8%
Canadian Natural Resources Ltd. 5.90% 2/1/18	258,000	283,866
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	330,000	331,215
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	8,000	8,072
3.30% 6/1/20 (a)	30,000	30,291
ConocoPhillips Co.:
1.50% 5/15/18	100,000	100,158
2.20% 5/15/20	24,000	24,043
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,436
Encana Corp. 6.50% 5/15/19	64,000	73,180
Enterprise Products Operating LLC 1.65% 5/7/18	215,000	215,213
Kinder Morgan, Inc. 2.00% 12/1/17	215,000	215,457
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	110,000	113,137
Petroleos Mexicanos 3.50% 7/18/18	186,000	192,824
Shell International Finance BV 2.125% 5/11/20	56,000	56,233
Southwestern Energy Co. 3.30% 1/23/18	248,000	254,952
Total Capital Canada Ltd. 1.45% 1/15/18	126,000	126,529
TransCanada PipeLines Ltd. 1.875% 1/12/18	126,000	127,304

		2,162,910

TOTAL ENERGY		2,328,074

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – 37.5%
Banks – 16.4%
Bank of America Corp.:
1.70% 8/25/17	$709,000	$711,590
2.65% 4/1/19	435,000	442,610
BNP Paribas S.A. 1.375% 3/17/17	476,000	476,761
BPCE S.A. 1.625% 2/10/17	250,000	251,707
CIT Group, Inc. 3.875% 2/19/19	122,000	122,305
Citigroup, Inc.:
1.75% 5/1/18	670,000	669,711
1.85% 11/24/17	64,000	64,414
2.50% 7/29/19	260,000	261,831
Credit Suisse AG 2.30% 5/28/19	258,000	259,462
ING Bank N.V. 1.80% 3/16/18 (a)	200,000	201,302
Intesa Sanpaolo SpA 3.875% 1/16/18	215,000	223,667
JPMorgan Chase & Co.:
1.625% 5/15/18	698,000	696,097
2.20% 10/22/19	126,000	125,654
2.25% 1/23/20	303,000	301,397
Mizuho Corporate Bank Ltd. 2.40% 3/26/20 (a)	200,000	201,169
Nordea Bank AB 1.625% 5/15/18 (a)	200,000	200,085
Royal Bank of Canada 1.50% 1/16/18	126,000	126,193
Royal Bank of Scotland Group PLC 1.875% 3/31/17	292,000	291,855
SunTrust Banks, Inc. 2.50% 5/1/19	326,000	330,521
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	279,000	280,176
The Toronto Dominion Bank 1.40% 4/30/18	478,000	477,929
Wells Fargo & Co. 2.15% 1/15/19	600,000	607,720
Westpac Banking Corp. 1.60% 1/12/18	126,000	126,546

		7,450,702

Capital Markets – 4.7%
Goldman Sachs Group, Inc. 2.625% 1/31/19	842,000	857,899
Morgan Stanley:
1.875% 1/5/18	383,000	384,493
2.375% 7/23/19	236,000	237,149
2.65% 1/27/20	115,000	116,150
4.875% 11/1/22	48,000	51,712
UBS AG 2.375% 8/14/19	458,000	460,808

		2,108,211

	Principal Amount	Value
Consumer Finance – 8.1%
American Express Credit Corp. 2.125% 3/18/19	$206,000	$207,152
American Honda Finance Corp. 2.15% 3/13/20	126,000	126,393
Bank of America Corp. 2.00% 1/11/18	100,000	100,684
Capital One Financial Corp. 2.45% 4/24/19	438,000	441,965
Caterpillar Financial Services Corp. 1.30% 3/1/18	178,000	178,026
Discover Financial Services 6.45% 6/12/17	32,000	35,005
Ford Motor Credit Co. LLC 5.00% 5/15/18	502,000	543,950
General Electric Capital Corp.:
2.30% 1/14/19	126,000	128,812
5.625% 5/1/18	166,000	185,632
Hyundai Capital America:
2.00% 3/19/18 (a)	162,000	162,965
2.60% 3/19/20 (a)	280,000	282,443
3.75% 4/6/16 (a)	175,000	178,767
John Deere Capital Corp. 1.30% 3/12/18	330,000	330,267
Moody’s Corp. 2.75% 7/15/19	392,000	398,137
Synchrony Financial 3.00% 8/15/19	126,000	128,247
Toyota Motor Credit Corp. 1.375% 1/10/18	231,000	231,943

		3,660,388

Diversified Financial Services – 1.9%
BP Capital Markets PLC:
1.375% 5/10/18	126,000	125,711
2.237% 5/10/19	56,000	56,710
2.521% 1/15/20	80,000	81,524
Deutsche Bank AG 1.35% 5/30/17	452,000	450,655
General Motors Financial Co., Inc. 2.40% 4/10/18	79,000	78,977
Washington Prime Group LP 3.85% 4/1/20 (a)	44,000	44,644

		838,221

Insurance – 4.2%
Aflac, Inc. 2.40% 3/16/20	117,000	118,691
American International Group, Inc.:
2.30% 7/16/19	184,000	185,162
5.85% 1/16/18	47,000	52,052
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	182,000	182,393
Marsh & McLennan Cos., Inc. 2.35% 3/6/20	32,000	32,083
MetLife, Inc. 1.756% 12/15/17	224,000	226,585

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	$150,000	$148,822
New York Life Global Funding 1.65% 5/15/17 (a)	96,000	97,123
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	76,066
Prudential Financial, Inc. 2.30% 8/15/18	564,000	573,781
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	211,000	214,932

		1,907,690

Real Estate Investment Trusts (REITs) – 1.1%
Boston Properties LP 3.70% 11/15/18	300,000	318,516
Simon Property Group LP:
1.50% 2/1/18 (a)	56,000	56,146
2.15% 9/15/17	126,000	128,647

		503,309

Real Estate Management & Development – 1.1%
BioMed Realty LP 2.625% 5/1/19	64,000	64,255
ERP Operating LP:
3.375% 6/1/25	100,000	100,720
5.375% 8/1/16	128,000	134,566
Ventas Realty LP / Ventas Capital Corp. 4.00% 4/30/19	206,000	218,961

		518,502

TOTAL FINANCIALS		16,987,023

HEALTH CARE – 5.7%
Biotechnology – 0.8%
Amgen, Inc.:
2.125% 5/1/20	30,000	29,605
2.20% 5/22/19	330,000	331,585

		361,190

Health Care Equipment & Supplies – 1.0%
Becton Dickinson & Co. 2.675% 12/15/19	262,000	265,970
Medtronic, Inc. 2.50% 3/15/20 (a)	32,000	32,439
Zimmer Holdings, Inc. 2.00% 4/1/18	166,000	167,229

		465,638

Health Care Providers & Services – 1.2%
Aetna, Inc. 1.50% 11/15/17	373,000	374,714
Express Scripts Holding Co. 1.25% 6/2/17	184,000	183,667

		558,381

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc. 2.40% 2/1/19	290,000	292,017

	Principal Amount	Value
Pharmaceuticals – 2.0%
AbbVie, Inc.:
1.80% 5/14/18	$92,000	$92,092
2.50% 5/14/20	254,000	253,812
Actavis Funding SCS 2.35% 3/12/18	358,000	362,038
Zoetis, Inc. 1.875% 2/1/18	206,000	205,971

		913,913

TOTAL HEALTH CARE		2,591,139

INDUSTRIALS – 0.1%
Trading Companies & Distributors – 0.1%
Air Lease Corp. 4.75% 3/1/20	32,000	34,160

INFORMATION TECHNOLOGY – 2.0%
Electronic Equipment, Instruments & Components – 0.7%
Tyco Electronics Group S.A. 2.35% 8/1/19	326,000	327,885

IT Services – 0.8%
The Western Union Co. 3.65% 8/22/18	176,000	183,337
Xerox Corp. 2.75% 3/15/19	186,000	189,685

		373,022

Software – 0.1%
Oracle Corp. 2.50% 5/15/22	50,000	49,247

Technology Hardware, Storage & Peripherals – 0.4%
Hewlett-Packard Co. 2.75% 1/14/19	156,000	159,341

TOTAL INFORMATION TECHNOLOGY		909,495

MATERIALS – 1.4%
Metals & Mining – 1.4%
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	227,000	227,309
Rio Tinto Finance (U.S.A.) PLC 6.50% 7/15/18	351,000	400,429

TOTAL MATERIALS		627,738

TELECOMMUNICATION SERVICES – 4.3%
Diversified Telecommunication Services – 3.5%
AT&T, Inc.:
2.375% 11/27/18	312,000	316,338
2.45% 6/30/20	369,000	365,227
CenturyLink, Inc. 5.15% 6/15/17	128,000	133,440
Verizon Communications, Inc.:
3.65% 9/14/18	500,000	526,954
5.50% 2/15/18	214,000	236,558

		1,578,517

Wireless Telecommunication Services – 0.8%
Vodafone Group PLC 1.50% 2/19/18	356,000	353,837

TOTAL TELECOMMUNICATION SERVICES		1,932,354

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – 2.7%
Electric Utilities – 1.7%
Duke Energy Carolinas LLC 5.10% 4/15/18	$114,000	$126,404
Duke Energy Corp. 1.625% 8/15/17	350,000	352,745
Eversource Energy 4.50% 11/15/19	78,000	85,808
FirstEnergy Corp. 2.75% 3/15/18	99,000	100,941
TECO Finance, Inc. 0.871% 4/10/18 (b)	96,000	96,459

		762,357

Independent Power and Renewable Electricity Producers – 0.2%
Southern Power Co.:
1.50% 6/1/18	56,000	55,902
2.375% 6/1/20	27,000	27,080

		82,982

Multi-Utilities – 0.8%
Dominion Resources, Inc. 2.50% 12/1/19	167,000	168,810
NiSource Finance Corp. 6.40% 3/15/18	17,000	19,217
PacifiCorp 5.50% 1/15/19	157,000	177,479

		365,506

TOTAL UTILITIES		1,210,845

TOTAL NONCONVERTIBLE BONDS (Cost $31,883,208)		31,931,333

U.S. Treasury Obligations – 11.8%

U.S. Treasury Notes 0.875% 4/30/17 (Cost $5,327,802)	5,300,000	5,329,812

Collateralized Mortgage Obligations – 6.4%

PRIVATE SPONSOR – 6.4%
Banc of America Commercial Mortgage Trust Series 2006-2, Class A4 5.728% 5/10/45 (b)	120,000	122,787
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4 5.889% 7/10/44 (b)	61,108	63,164
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.613% 4/10/49 (b)	163,000	171,556
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	22,608	23,494
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431% 10/15/49	56,000	58,566
Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	42,417

	Principal Amount	Value
Fannie Mae guaranteed REMIC Pass Through Certificates Series 2015-28, Class P 2.50% 5/25/45	$651,021	$666,334
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	82,446	84,830
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 5.905% 4/15/45 (b)	42,424	43,592
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	426,110	431,087
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4 5.424% 2/15/40	263,212	277,714
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4 5.378% 8/12/48	244,382	255,403
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	37,000	39,338
SCG Trust Series 2013-SRP1, Class A 1.586% 11/15/26 (a)(b)	231,000	231,095
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A 5.749% 7/15/45 (b)	164,359	170,910
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	179,119	188,690
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	38,000	39,869

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,942,968)		2,910,846

Asset-Backed Securities – 6.2%

Ally Auto Receivables Trust Series 2015-SN1, Class A3 1.21% 12/20/17	18,000	18,028
Ally Master Owner Trust Series 2014-1, Class A2 1.29% 1/15/19	200,000	200,640
Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	64,000	64,268
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	70,000	70,377
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	224,000	224,280
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	128,000	128,133

5	Quarterly Report

Investments (Unaudited) – continued

Asset-Backed Securities – continued
	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	$466,000	$465,779
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	90,000	90,163
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A 1.39% 1/15/21	70,000	70,022
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	500,000	499,957
CNH Equipment Trust Series 2014-C, Class A2 0.63% 12/15/17	48,904	48,923
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	200,000	200,340
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class A1 1.20% 2/15/19	47,000	47,109
Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1 1.42% 1/15/20	158,000	158,117
GM Financial Automobile Leasing Trust Series 2015-1, Class A3 1.53% 9/20/18	70,000	70,236
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 1.65% 5/15/20 (a)	100,000	100,108
Synchrony Credit Card Master Note Trust Series 2015-2, Class A 1.60% 4/15/21	120,000	120,263
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19 (a)	194,000	194,670

	Principal Amount	Value
World Omni Auto Receivables Trust Series 2014-B, Class A3 1.14% 1/15/20	$39,000	$38,935

TOTAL ASSET-BACKED SECURITIES (Cost $2,807,092)		2,810,348

Money Market Funds – 6.0%
	Shares
Fidelity Cash Central Fund, 0.15% (c) (Cost $2,708,734)	2,708,734	2,708,734

TOTAL INVESTMENT PORTFOLIO – 100.9% (Cost $45,669,804)		45,691,073

NET OTHER ASSETS (LIABILITIES) – (0.9%)		(395,253)

NET ASSETS – 100%		$45,295,820

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,470,285 or 12.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,839

Quarterly Report	6

Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$31,931,333	$—	$31,931,333	$—
U.S. Treasury Obligations	5,329,812	—	5,329,812	—
Collateralized Mortgage Obligations	2,910,846	—	2,910,846	—
Asset-Backed Securities	2,810,348	—	2,810,348	—
Money Market Funds	2,708,734	2,708,734	—	—

Total Investments in Securities:	$45,691,073	$2,708,734	$42,982,339	$—

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $45,674,317. Net unrealized appreciation aggregated $16,756, of which $82,205 related to appreciated investment securities and $65,449 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

May 31, 2015

1.9862235.100

T14-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 56.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 3.6%
Automobiles – 0.9%
General Motors Co. 3.50% 10/2/18	$10,000	$10,278
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	1,000,000	1,006,738

		1,017,016

Diversified Consumer Services – 0.2%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,066
Laureate Education, Inc. (Reg. S) 10.00% 9/1/19	200,000	193,500

		207,566

Hotels, Restaurants & Leisure – 0.1%
Scientific Games Corp. 6.625% 5/15/21	100,000	76,500

Household Durables – 0.1%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	108,750

Media – 2.1%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	276,562
Altice S.A. 7.75% 5/15/22 (a)	750,000	757,500
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	264,687
Columbus International, Inc. (Reg. S) 7.375% 3/30/21	230,000	249,263
iHeartCommunications, Inc. 5.50% 12/15/16	100,000	96,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75% 4/1/21	230,000	254,725
Time Warner Cable, Inc.:
5.50% 9/1/41	16,000	15,400
6.55% 5/1/37	26,000	27,966
6.75% 6/15/39	250,000	272,896
7.30% 7/1/38	76,000	88,267

		2,303,766

Multiline Retail – 0.2%
JC Penney Corp., Inc. 7.40% 4/1/37	230,000	187,450

Specialty Retail – 0.0%
Party City Holdings, Inc. 8.875% 8/1/20	50,000	53,825

TOTAL CONSUMER DISCRETIONARY		3,954,873

CONSUMER STAPLES – 1.3%
Beverages – 0.0%
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,238

	Principal Amount	Value
Food & Staples Retailing – 0.3%
ESAL GmbH (Reg. S) 6.25% 2/5/23	$270,000	$274,725
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,356

		309,081

Food Products – 0.7%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	500,000	505,000
Post Holding, Inc. 6.75% 12/1/21	200,000	198,000

		703,000

Tobacco – 0.3%
Altria Group, Inc. 2.625% 1/14/20	100,000	100,698
Reynolds American, Inc. 4.85% 9/15/23	250,000	270,932

		371,630

TOTAL CONSUMER STAPLES		1,393,949

ENERGY – 10.1%
Energy Equipment & Services – 0.3%
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	250,000	254,717
Noble Holding International Ltd.:
4.00% 3/16/18	5,000	5,135
5.95% 4/1/25	32,000	32,339
6.95% 4/1/45	31,000	30,053

		322,244

Oil, Gas & Consumable Fuels – 9.8%
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	20,867
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	76,375
Chesapeake Energy Corp.:
5.75% 3/15/23	200,000	197,500
6.125% 2/15/21	1,000,000	1,017,500
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	20,000	20,180
3.30% 6/1/20 (a)	72,000	72,698
4.50% 6/1/25 (a)	30,000	30,383
DCP Midstream Operating LP:
2.70% 4/1/19	41,000	38,899
3.875% 3/15/23	500,000	477,176
5.60% 4/1/44	21,000	19,666
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	400,000	388,208
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	205,446
Enterprise Products Operating LLC 3.70% 2/15/26	100,000	100,108

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (a)	$500,000	$500,625
7.75% 9/1/22	230,000	241,500
Kinder Morgan, Inc. 2.00% 12/1/17	18,000	18,038
MPLX LP 4.00% 2/15/25	8,000	7,988
Peabody Energy Corp. 6.00% 11/15/18	150,000	106,500
Petrobras Global Finance BV:
1.896% 5/20/16 (b)	43,000	42,256
3.25% 3/17/17	46,000	45,469
4.875% 3/17/20	1,350,000	1,310,701
5.625% 5/20/43	102,000	83,978
6.25% 3/17/24	250,000	248,350
6.75% 1/27/41	50,000	46,777
7.25% 3/17/44	204,000	200,960
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	1,350,000	1,316,925
5.875% 3/1/18	22,000	22,627
Petroleos Mexicanos:
3.50% 7/23/20 (a)	55,000	55,764
4.50% 1/23/26 (a)	200,000	200,500
5.50% 1/21/21	460,000	503,291
5.625% 1/23/46 (a)	373,000	368,673
6.375% 1/23/45	750,000	813,600
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,976
Southwestern Energy Co.:
3.30% 1/23/18	20,000	20,561
4.05% 1/23/20	1,036,000	1,072,782
The Williams Companies., Inc. 4.55% 6/24/24	549,000	560,684
Williams Partners LP 4.00% 9/15/25	200,000	196,708

		10,655,239

TOTAL ENERGY		10,977,483

FINANCIALS – 27.6%
Banks – 11.4%
Bank of America Corp.:
1.70% 8/25/17	750,000	752,740
1.95% 5/12/18	1,000,000	1,001,702
2.25% 4/21/20	400,000	395,319
2.60% 1/15/19	100,000	101,554
2.65% 4/1/19	22,000	22,385
3.95% 4/21/25	400,000	395,536
4.20% 8/26/24	125,000	126,734
4.25% 10/22/26	300,000	301,255

	Principal Amount	Value
Bank of America N.A. 1.65% 3/26/18	$250,000	$249,998
Barclays PLC:
2.00% 3/16/18	200,000	201,043
2.75% 11/8/19	200,000	202,134
Capital One N.A. 1.65% 2/5/18	1,000,000	995,575
Citigroup, Inc.:
1.70% 4/27/18	100,000	99,465
1.80% 2/5/18	750,000	750,771
1.85% 11/24/17	250,000	251,618
2.40% 2/18/20	1,000,000	997,735
2.50% 7/29/19	53,000	53,373
3.875% 3/26/25	300,000	296,537
4.00% 8/5/24	125,000	126,742
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (a)	250,000	249,818
3.75% 3/26/25 (a)	250,000	246,796
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	252,006
Intesa Sanpaolo SpA 2.375% 1/13/17	500,000	504,285
JPMorgan Chase & Co.:
1.70% 3/1/18	150,000	150,349
3.875% 9/10/24	158,000	158,568
4.125% 12/15/26	703,000	707,943
Mizuho Corporate Bank Ltd. (Reg. S) 1.80% 3/26/18	1,000,000	1,002,608
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	500,000	513,289
6.125% 12/15/22	1,000,000	1,100,962
The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.70% 3/5/18 (a)	200,000	200,320

		12,409,160

Capital Markets – 5.5%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	62,107
4.25% 2/15/24	125,000	131,323
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	100,596
2.60% 4/23/20	1,000,000	1,002,657
2.90% 7/19/18	750,000	771,967
Lazard Group LLC 4.25% 11/14/20	265,000	281,244
Lloyds Bank PLC 1.75% 5/14/18	1,000,000	1,001,139
Morgan Stanley:
1.875% 1/5/18	124,000	124,483
2.375% 7/23/19	500,000	502,434
4.875% 11/1/22	500,000	538,670
5.45% 1/9/17	850,000	903,817

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
UBS AG:
1.375% 6/1/17	$250,000	$249,230
1.80% 3/26/18	250,000	250,134

		5,919,801

Consumer Finance – 2.5%
Ally Financial, Inc.:
3.25% 2/13/18	400,000	399,000
3.60% 5/21/18	500,000	502,500
3.75% 11/18/19	250,000	249,400
4.125% 2/13/22	150,000	146,250
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	868,621
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	96,572
2.125% 10/2/17 (a)	132,000	133,389
Synchrony Financial 3.00% 8/15/19	250,000	254,458

		2,650,190

Diversified Financial Services – 2.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50% 5/15/21 (a)	260,000	270,400
Aon PLC 4.75% 5/15/45	500,000	505,664
General Motors Financial Co., Inc.:
2.40% 4/10/18	400,000	399,883
3.00% 9/25/17	30,000	30,638
3.15% 1/15/20	75,000	75,012
3.25% 5/15/18	15,000	15,357
3.50% 7/10/19	744,000	759,375
4.00% 1/15/25	50,000	49,573
4.25% 5/15/23	5,000	5,121
4.375% 9/25/21	320,000	333,288
4.75% 8/15/17	20,000	21,141
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	272,675
MSCI, Inc. 5.25% 11/15/24 (a)	100,000	104,375
Navient Corp. 5.50% 1/15/19	125,000	129,687

		2,972,189

Insurance – 0.2%
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	150,000	164,958
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,261
4.125% 11/1/24 (a)	21,000	21,715

		200,934

	Principal Amount	Value
Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp. 2.80% 6/1/20	$100,000	$99,393
DDR Corp. 3.625% 2/1/25	24,000	23,514
Duke Realty LP 3.75% 12/1/24	18,000	18,271
Equity One, Inc. 3.75% 11/15/22	220,000	220,517
Government Properties Income Trust 3.75% 8/15/19	200,000	206,857
HCP, Inc.:
3.875% 8/15/24	225,000	225,455
4.00% 6/1/25	1,000,000	1,000,142
Lexington Realty Trust 4.40% 6/15/24	245,000	249,907
Omega Healthcare Investors, Inc. 4.50% 1/15/2025 to 4/1/2027 (a)	1,556,000	1,536,738
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,066

		3,591,860

Real Estate Management & Development – 2.0%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,225,000	1,232,126
CBRE Services, Inc. 5.00% 3/15/23	125,000	128,750
Liberty Property LP 3.75% 4/1/25	50,000	49,702
Mack-Cali Realty LP 3.15% 5/15/23	495,000	443,872
Tanger Properties LP 3.75% 12/1/24	35,000	35,293
Ventas Realty LP:
3.50% 2/1/25	14,000	13,754
3.75% 5/1/24	220,000	222,145
WP Carey, Inc. 4.00% 2/1/25	65,000	63,228

		2,188,870

TOTAL FINANCIALS		29,933,004

HEALTH CARE – 3.5%
Health Care Equipment & Supplies – 0.9%
Boston Scientific Corp. 3.375% 5/15/22	1,000,000	995,568

Health Care Providers & Services – 2.1%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	240,000	255,000
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	81,200
4.25% 10/15/19	35,000	36,326
4.75% 5/1/23	5,000	5,175
5.375% 2/1/25	300,000	309,000
5.875% 3/15/22	5,000	5,588
6.50% 2/15/20	600,000	669,750

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	$600,000	$630,000
Tenet Healthcare Corp. 8.125% 4/1/22	230,000	250,700

		2,242,739

Pharmaceuticals – 0.5%
AbbVie, Inc. 3.60% 5/14/25	78,000	78,459
Actavis Funding SCS:
3.80% 3/15/25	73,000	73,359
4.75% 3/15/45	106,000	104,435
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	305,000	317,200

		573,453

TOTAL HEALTH CARE		3,811,760

INDUSTRIALS – 1.4%
Airlines – 0.5%
Air Canada:
6.75% 10/1/19 (a)	125,000	133,437
7.75% 4/15/21 (a)	250,000	268,125
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	101,000
Southwest Airlines Co. 2.75% 11/6/19	100,000	102,346

		604,908

Commercial Services & Supplies – 0.4%
APX Group, Inc. 6.375% 12/1/19	260,000	259,675
Garda World Security Corp. 7.25% 11/15/21 (a)	150,000	147,000

		406,675

Road & Rail – 0.2%
Hertz Corp. 5.875% 10/15/20	200,000	204,250

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
3.75% 2/1/22	51,000	51,388
4.25% 9/15/24	125,000	126,563
4.75% 3/1/20	125,000	133,437

		311,388

TOTAL INDUSTRIALS		1,527,221

INFORMATION TECHNOLOGY – 0.6%
Communications Equipment – 0.6%
Alcatel-Lucent USA, Inc.:
6.45% 3/15/29	270,000	290,925
6.75% 11/15/20 (a)	300,000	318,000

TOTAL INFORMATION TECHNOLOGY		608,925

	Principal Amount	Value
MATERIALS – 1.7%
Containers & Packaging – 0.4%
Ardagh Finance Holdings S.A. (Reg.S) pay-in-kind 8.625% 6/15/19	$200,000	$205,392
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	200,000	210,500

		415,892

Metals & Mining – 1.3%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	1,000,000	1,007,165
4.875% 5/14/25 (a)	136,000	135,647
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	215,436
Freeport-McMoRan Copper & Gold, Inc. 2.30% 11/14/17	33,000	33,045
JMC Steel Group, Inc. (Reg. S) 8.25% 3/15/18	100,000	90,500

		1,481,793

TOTAL MATERIALS		1,897,685

TELECOMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 3.4%
AT&T, Inc. 2.45% 6/30/20	54,000	53,448
Embarq Corp. 7.995% 6/1/36	1,000,000	1,147,500
Level 3 Financing, Inc. 7.00% 6/1/20	125,000	133,906
Verizon Communications, Inc.:
2.625% 2/21/20	74,000	74,569
3.45% 3/15/21	450,000	465,972
3.65% 9/14/18	1,100,000	1,159,299
5.012% 8/21/54	250,000	236,424
6.55% 9/15/43	350,000	423,203

		3,694,321

Wireless Telecommunication Services – 0.7%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	252,850
Digicel Ltd. 6.75% 3/1/23 (a)	200,000	198,500
T-Mobile USA, Inc. 6.375% 3/1/25	250,000	260,937

		712,287

TOTAL TELECOMMUNICATION SERVICES		4,406,608

UTILITIES – 2.3%
Electric Utilities – 0.4%
FirstEnergy Corp. 2.75% 3/15/18	12,000	12,235
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	230,337	252,219
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	159,000	182,413

		446,867

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Independent Power and Renewable Electricity Producers – 0.3%
Dynegy, Inc. 7.375% 11/1/22	$100,000	$106,750
NRG Energy, Inc. 6.25% 5/1/24	125,000	127,813
The AES Corp. 4.875% 5/15/23	125,000	120,000

		354,563

Multi-Utilities – 1.6%
Dominion Resources, Inc. 2.573% 9/30/66 (b)	22,000	20,240
FirstEnergy Corp.:
4.25% 3/15/23	750,000	771,032
7.375% 11/15/31	500,000	626,981
NiSource Finance Corp. 5.45% 9/15/20	250,000	286,135

		1,704,388

TOTAL UTILITIES		2,505,818

TOTAL NONCONVERTIBLE BONDS (Cost $60,777,166)		61,017,326

U.S. Treasury Obligations – 14.8%

U.S. Treasury Bonds 3.00% 5/15/45	1,605,000	1,643,872
U.S. Treasury Inflation Indexed Bonds:
0.75% 2/15/45	2,015,065	1,918,090
1.375% 2/15/44	701,967	778,197
U.S. Treasury Inflation Indexed Notes 0.25% 1/15/25	448,520	446,662
U.S. Treasury Notes:
0.375% 5/31/16	3,352,000	3,354,356
0.50% 6/30/2016 to 4/30/2017	6,894,000	6,891,106
2.125% 5/15/25	981,000	981,613

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,050,433)		16,013,896

U.S Government Agency – Mortgage Securities – 9.6%

Fannie Mae – 7.4%
Fannie Mae:
2.50% 1/1/2028 to 5/1/2030	219,279	224,819
3.00% 6/11/45 (c)	300,000	303,844
3.00% 9/1/43	332,799	337,844
3.50% 6/16/30 to 7/14/45 (c)	1,620,000	1,688,858
3.50% 1/1/2043 to 1/1/2044	1,667,910	1,749,611
4.00% 1/1/2042 to 12/1/2044	365,517	391,438
4.00% 6/11/45 (c)	1,730,000	1,847,045
4.50% 6/1/2041 to 4/1/2044	478,780	521,163

	Principal Amount	Value
Fannie Mae: – continued
4.50% 6/11/45 (c)	$330,000	$358,772
5.00% 6/11/45 (c)	150,000	166,851
5.50% 6/1/38	418,399	474,167

TOTAL FANNIE MAE		8,064,412

Freddie Mac – 0.8%
Freddie Mac:
3.50% 4/1/43	296,254	309,574
3.50% 6/11/45 (c)	200,000	208,469
4.00% 10/1/44	195,913	209,176
5.50% 6/1/41	100,147	113,073

TOTAL FREDDIE MAC		840,292

Ginnie Mae – 1.4%
Ginnie Mae:
3.00% 6/18/45 (c)	300,000	307,156
3.00% 3/20/45	99,540	102,055
3.50% 2/20/2043 to 4/20/2045	364,565	383,060
3.50% 6/18/45 (c)	100,000	104,971
4.00% 12/15/40	191,469	207,766
4.00% 6/18/45 (c)	100,000	106,476
4.50% 6/18/45 (c)	100,000	108,266
4.50% 5/20/41	181,639	198,831

TOTAL GINNIE MAE		1,518,581

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $10,403,899)		10,423,285

Collateralized Mortgage Obligations – 8.3%

PRIVATE SPONSOR – 8.3%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.613% 4/10/49 (b)	978,000	1,029,338
BBCMS Trust Series 2015-RRI, Class C 2.236% 5/15/32 (a)(b)	500,000	499,036
BBCMS Trust Series 2015-RRI, Class D 3.086% 5/15/32 (a)(b)	500,000	499,044
CD Mortgage Trust Series 2006-CD2, Class A4 5.299% 1/15/46 (b)	710,508	717,186
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	13,856	14,400
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.186% 12/15/27 (a)(b)	1,000,000	1,002,060
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	90,407	92,627
Commercial Mortgage Trust Series 2006-GG7, Class A4 5.819% 7/10/38 (b)	822,831	847,725

Quarterly Report	6

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Credit Suisse Mortgage Capital Certificates Series 2015-TOWN, Class B 2.082% 3/15/17 (a)(b)	$14,000	$14,009
Credit Suisse Mortgage Capital Certificates Series 2015-TOWN, Class C 2.432% 3/15/17 (a)(b)	13,000	13,009
Credit Suisse Mortgage Capital Certificates Series 2015-TOWN, Class D 3.382% 3/15/17 (a)(b)	20,000	20,013
Credit Suisse Mortgage Capital Certificates Series 2015-TOWN, Class E 4.332% 3/15/17 (a)(b)	101,000	101,194
GAHR Commericial Mortgage Trust Series 2015-NRF, Class AFL1 1.486% 12/15/16 (a)(b)	1,000,000	1,002,575
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/19 (a)(b)	50,000	51,055
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/19 (a)(b)	38,000	37,801
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class A4 5.543% 12/10/49	40,000	41,841
GS Mortgage Securities Trust Series 2006-GG8, Class A4 5.56% 11/10/39	14,460	15,069
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	25,219	25,948
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 5.905% 4/15/45 (b)	37,813	38,854
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A4 5.697% 2/12/49 (b)	750,000	800,885
LB Commercial Mortgage Trust Series 2007-C3, Class A4 5.903% 7/15/44 (b)	746,901	801,574
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	426,110	431,087
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AM 5.217% 2/15/31 (b)	44,000	44,896
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	82,000	86,456
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	23,000	24,131

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.951% 2/15/51 (b)	$739,292	$779,888

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,138,075)		9,031,701

Municipal Securities – 5.0%

California Gen. Oblig. 7.60% 11/1/40	660,000	1,011,127
Chicago Gen. Oblig. (Taxable Proj.) Series 2011 C1, 7.781% 1/1/35	90,000	94,343
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	195,000	175,917
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	35,000	36,064
4.95% 6/1/23	1,000,000	1,028,470
5.10% 6/1/33	2,245,000	2,115,621
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,742
5.877% 3/1/19	30,000	32,565
State of California:
7.30% 10/1/39	500,000	721,100
7.50% 4/1/34	100,000	144,464

TOTAL MUNICIPAL SECURITIES (Cost $5,505,280)		5,370,413

Foreign Government and Government Agency Obligations – 3.7%

Argentina Bonar Bonds 7.00% 4/17/17	1,000,000	972,250
Argentine Republic 7.00% 10/3/15	130,000	127,794
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	609,570
5.50% 7/12/20	200,000	211,700
Belarus Republic (Reg. S) 8.95% 1/26/18	250,000	238,375
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	1,062,500
Dominican Republic International Bond (Reg. S) 5.50%	400,000	406,000
Venezuela Government International Bond (Reg. S) 5.75% 2/26/16	500,000	419,750

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,040,792)		4,047,939

7	Quarterly Report

Investments (Unaudited) – continued

Asset-Backed Securities – 3.1%
	Principal Amount	Value
American Homes 4 Rent Trust Series 2014-SFR2, Class E, 6.231% 10/17/36 (a)	$500,000	$546,016
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	495,091
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/9/19	750,000	761,344
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	324,387
Invitation Homes Trust Series 2015-SFR2, Class A, 1.536% 6/17/32 (a)(b)	143,109	144,006
Invitation Homes Trust Series 2015-SFR2, Class B, 1.836% 6/17/32 (a)(b)	100,000	100,382
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	1,000,000	1,013,611

TOTAL ASSET-BACKED SECURITIES (Cost $3,370,380)		3,384,837

Money Market Funds – 4.8%
	Shares	Value

Fidelity Cash Central Fund, 0.15% (d) (Cost $5,228,988)	5,228,988	$5,228,988

TOTAL INVESTMENT PORTFOLIO – 105.5% (Cost $114,515,013)		114,518,385

NET OTHER ASSETS (LIABILITIES) – (5.5%)		(5,967,064)

NET ASSETS – 100%		$108,551,321

TBA Sale Commitments
	Principal Amount
Fannie Mae
3.00% 6/11/45 (Proceeds $2,413,805)	$(2,400,000)	$(2,430,750)

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,263,873 or 12.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,688

Quarterly Report	8

Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$61,017,326	$—	$61,017,326	$—
U.S. Treasury Obligations	16,013,896	—	16,013,896	—
U.S Government Agency – Mortgage Securities	10,423,285	—	10,423,285	—
Collateralized Mortgage Obligations	9,031,701	—	9,031,701	—
Municipal Securities	5,370,413	—	5,370,413	—
Foreign Government and Government Agency Obligations	4,047,939	—	4,047,939	—
Asset-Backed Securities	3,384,837	—	3,384,837	—
Money Market Funds	5,228,988	5,228,988	—	—

Total Investments in Securities:	$114,518,385	$5,228,988	$109,289,397	$—

Other Financial Instruments:
TBA Sale Commitments	$(2,430,750)	$—	$(2,430,750)	$—

Income Tax Information

At May 31, 2015, the cost of investment securities for income tax purposes was $114,523,835. Net unrealized depreciation aggregated $5,450, of which $702,902 related to appreciated investment securities and $708,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual shareholder report.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date: July 30, 2015

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date: July 30, 2015